Schedule of Investments
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.21%
Australia–6.44%
Goodman Group	184,759	$4,587,052
National Storage REIT	527,310	862,179
Scentre Group	1,037,072	2,494,907
Stockland	594,124	2,028,394
		9,972,532
Canada–1.88%
Canadian Apartment Properties REIT	21,409	701,120
Chartwell Retirement Residences	94,153	1,086,083
Choice Properties REIT	112,400	1,122,354
		2,909,557
France–2.36%
Gecina S.A.	9,707	977,800
Klepierre S.A.	25,031	756,581
Unibail-Rodamco-Westfield SE	23,434	1,920,811
		3,655,192
Germany–2.50%
LEG Immobilien SE	16,576	1,537,851
Sirius Real Estate Ltd.	908,270	1,002,762
Vonovia SE	40,136	1,331,303
		3,871,916
Hong Kong–2.50%
Hongkong Land Holdings Ltd.	179,100	814,647
Link REIT	114,100	499,090
Sun Hung Kai Properties Ltd.	177,600	1,774,923
Wharf Real Estate Investment Co. Ltd.	292,000	787,037
		3,875,697
Japan–8.16%
GLP J-Reit	1,077	916,402
Invincible Investment Corp.	1,770	752,729
Japan Hotel REIT Investment Corp.	807	368,194
Japan Metropolitan Fund Investment Corp.	1,557	950,140
Japan Real Estate Investment Corp.	201	743,958
Mitsui Fudosan Co. Ltd.	383,100	3,211,628
Nippon Accommodations Fund, Inc.	458	1,776,999
Nippon Building Fund, Inc.	744	624,032
Nippon Prologis REIT, Inc.	137	216,078
Sumitomo Realty & Development Co. Ltd.	57,200	1,774,578
Tokyu Fudosan Holdings Corp.	198,600	1,302,580
		12,637,318
Netherlands–0.89%
CTP N.V.(a)	85,481	1,373,826
Singapore–2.80%
CapitaLand Ascendas REIT	365,900	716,031
CapitaLand Integrated Commercial Trust	1,076,100	1,575,794
CapitaLand Investment Ltd.	353,100	720,496
Mapletree Industrial Trust	436,800	756,637
Shares		Value
Singapore–(continued)
Mapletree Logistics Trust	594,500	$568,052
		4,337,010
Spain–0.53%
Cellnex Telecom S.A.(a)	23,124	830,972
Sweden–1.36%
Fastighets AB Balder, Class B(b)	272,628	2,100,814
United Kingdom–3.63%
British Land Co. PLC (The)	248,657	1,230,032
LondonMetric Property PLC	471,039	1,162,206
Segro PLC	168,776	1,674,374
Unite Group PLC (The)	76,313	855,632
Urban Logistics REIT PLC	501,347	696,686
		5,618,930
United States–66.16%
Agree Realty Corp.	28,304	2,173,747
Alexandria Real Estate Equities, Inc.	21,474	2,367,079
American Tower Corp.	3,240	677,160
Americold Realty Trust, Inc.	50,643	1,208,342
Brixmor Property Group, Inc.	90,448	2,719,771
Camden Property Trust	54,105	6,806,409
Digital Realty Trust, Inc.	23,155	4,531,202
Equinix, Inc.	12,207	11,980,926
Equity LifeStyle Properties, Inc.	73,842	5,267,150
Equity Residential	33,216	2,546,339
Extra Space Storage, Inc.	22,544	3,854,122
First Industrial Realty Trust, Inc.	59,990	3,206,466
Healthpeak Properties, Inc.	174,672	3,841,037
Hilton Worldwide Holdings, Inc.	6,299	1,596,419
Invitation Homes, Inc.	146,422	5,014,953
Kimco Realty Corp.	127,983	3,272,525
Kite Realty Group Trust	41,021	1,130,949
Outfront Media, Inc.	78,375	1,505,584
Prologis, Inc.	60,325	7,044,753
Public Storage	12,199	4,245,862
Realty Income Corp.	135,457	7,841,606
Rexford Industrial Realty, Inc.(c)	47,999	2,019,798
Simon Property Group, Inc.	29,055	5,334,498
UDR, Inc.(c)	52,629	2,413,566
Welltower, Inc.	71,265	9,847,398
		102,447,661
Total Common Stocks & Other Equity Interests (Cost $138,635,609)		153,631,425
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e)	296,151	296,151
Invesco Treasury Portfolio, Institutional Class, 4.53%(d)(e)	549,994	549,994
Total Money Market Funds (Cost $846,145)		846,145
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $139,481,754)		154,477,570
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.93%
Invesco Private Government Fund, 4.63%(d)(e)(f)	1,270,182	$1,270,182
Invesco Private Prime Fund, 4.71%(d)(e)(f)	3,260,343	3,261,321
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,531,503)		4,531,503
TOTAL INVESTMENTS IN SECURITIES—102.69% (Cost $144,013,257)		159,009,073
OTHER ASSETS LESS LIABILITIES–(2.69)%		(4,161,474)
NET ASSETS–100.00%		$154,847,599
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $2,204,798, which represented 1.42% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$570,234	$12,561,342	$(12,835,425)	$-	$-	$296,151	$18,539
Invesco Liquid Assets Portfolio, Institutional Class	407,211	5,217,298	(5,624,434)	-	(75)	-	6,468
Invesco Treasury Portfolio, Institutional Class	651,696	18,560,084	(18,661,786)	-	-	549,994	27,915
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,184,456	29,072,584	(30,986,858)	-	-	1,270,182	52,784*
Invesco Private Prime Fund	8,188,597	68,012,429	(72,940,252)	144	403	3,261,321	139,076*
Total	$13,002,194	$133,423,737	$(141,048,755)	$144	$328	$5,377,648	$244,782

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,972,532	$—	$9,972,532
Canada	2,909,557	—	—	2,909,557
France	—	3,655,192	—	3,655,192
Germany	—	3,871,916	—	3,871,916
Hong Kong	—	3,875,697	—	3,875,697
Japan	—	12,637,318	—	12,637,318
Netherlands	—	1,373,826	—	1,373,826
Singapore	—	4,337,010	—	4,337,010
Spain	—	830,972	—	830,972
Sweden	—	2,100,814	—	2,100,814
United Kingdom	—	5,618,930	—	5,618,930
United States	102,447,661	—	—	102,447,661
Money Market Funds	846,145	4,531,503	—	5,377,648
Total Investments	$106,203,363	$52,805,710	$—	$159,009,073
Invesco Global Real Estate Fund